Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	$ 21,223	$ 38,616
Amounts receivable (note 5)	727	602
Prepaid expenses	4,440	6,037
Investment tax credits receivable	1,198	1,135
Total current assets	27,588	46,390
Property and equipment (note 8)	3,760	3,731
Total assets	31,348	50,121
Current liabilities
Accounts payable, accrued and other liabilities (note 6)	9,037	8,607
Current portion of long-term debt (note 9)	47	73
Current portion of lease obligation (note 7)	320	265
Warrant liabilities (note 10)	16	318
Total current liabilities	9,420	9,263
Lease obligation (note 7)	1,119	1,387
Long-term debt (note 9)	27,411	17,929
Total liabilities	37,950	28,579
Equity (Deficiency)	(6,602)	21,542
Total equity and liabilities	$ 31,348	$ 50,121